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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22957

Invesco Management Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:        (713) 626-1919

Date of fiscal year end:          8/31

Date of reporting period:       2/29/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 29, 2016

Invesco Conservative Income Fund
Nasdaq:
Institutional: ICIFX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

9	Financial Statements

11	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16

Institutional Class Shares	0.40%
The BofA Merrill Lynch U.S. Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.09
Lipper Ultra Short Funds Index■ (Peer Group)	-0.01

Source(s): ▼Bloomberg LP; ■Lipper Inc.

The BofA Merrill Lynch U.S. Treasury Bill Index measures total return on cash, including price and interest income, based on short term government Treasury bills.

    The Lipper Ultra Short Funds Index is an unmanaged index considered representative of ultra-short funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns

As of 2/29/16

Institutional Class Shares

Inception (7/1/14)	0.46%
1 Year	0.53

Average Annual Total Returns

As of 12/31/15, the most recent calendar quarter end

Institutional Class Shares

Inception (7/1/14)	0.36%
1 Year	0.47

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Institutional Class shares was 0.28%.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Institutional Class shares was 1.02%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Institutional Class shares do not have a front-end sales charge or a contingent deferred sales charge; therefore, performance is at net asset value.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2016. See current prospectus for more information.

2 Invesco Conservative Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Conservative Income Fund

Schedule of Investments

February 29, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bonds and Notes–17.34%(a)
Automobile Manufacturers–1.51%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	1.30%	08/01/2016	$300	$300,140
Hyundai Capital America (South Korea), Sr. Unsec. Gtd. Notes(c)	4.00%	06/08/2017	235	241,274
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Global Notes	1.25%	10/05/2017	179	179,025
Volkswagen Group of America Finance LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	0.90%	11/22/2016	300	296,036
				1,016,475

Biotechnology–0.69%
AbbVie Inc., Sr. Unsec. Global Notes	1.80%	05/14/2018	164	163,631
Amgen Inc., Sr. Unsec. Notes	2.30%	06/15/2016	300	301,191
				464,822

Brewers–0.45%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes	1.90%	02/01/2019	300	302,714

Communications Equipment–0.59%
Cisco Systems, Inc., Sr. Unsec. Global Notes	1.40%	02/28/2018	400	401,609

Consumer Finance–1.07%
American Express Credit Corp., Series 0000, Sr. Unsec. Floating Rate Medium-Term Notes(b)	0.89%	09/22/2017	200	198,700
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes	1.72%	12/06/2017	300	296,061
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Global Notes	2.75%	05/15/2016	225	225,844
				720,605

Diversified Banks–5.39%
ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Floating Rate Notes(b)(c)	1.42%	10/28/2016	300	300,439
Bank of America Corp., Sr. Unsec. Floating Rate Medium-Term Notes(b)	1.41%	03/22/2016	125	125,042
Bank of Montreal (Canada), Sr. Unsec. Floating Rate Global Notes(b)	0.98%	04/10/2018	250	249,100
Bank of Nova Scotia (The) (Canada), Sr. Unsec. Global Notes	0.95%	03/15/2016	300	300,046
BPCE S.A. (France), Sr. Unsec. Gtd. Floating Rate Notes(b)	1.87%	04/25/2016	250	250,389
ING Bank N.V. (Netherlands), Sr. Unsec. Floating Rate Notes(b)(c)	1.40%	03/07/2016	350	350,026
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	1.05%	09/25/2017	250	248,175
Mizuho Securities USA Inc., Sr. Unsec. Floating Rate Medium-Term Notes(b)(c)	0.93%	06/17/2016	250	249,993
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes	2.00%	01/14/2019	300	301,368
Royal Bank of Canada (Canada),
Sr. Unsec. Floating Rate Medium-Term Global Notes(b)	0.94%	09/09/2016	300	300,291
Sr. Unsec. Medium-Term Global Notes	0.85%	03/08/2016	10	10,001
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes(c)	3.20%	05/12/2016	350	350,486
Wells Fargo & Co., Sr. Unsec. Floating Rate Medium-Term Notes(b)	1.15%	07/20/2016	300	300,342
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes	1.65%	01/22/2018	300	301,077
				3,636,775

Diversified Capital Markets–0.44%
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Notes(b)	1.00%	08/14/2017	300	298,312

Drug Retail–0.30%
Walgreens Boots Alliance Inc., Sr. Unsec. Floating Rate Global Notes(b)	1.07%	05/18/2016	200	200,025

Health Care Services–0.26%
Express Scripts Inc., Sr. Unsec. Gtd. Notes	3.13%	05/15/2016	175	175,671

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Integrated Oil & Gas–1.02%
Exxon Mobil Corp., Sr. Unsec. Global Notes	1.44%	03/01/2018	$425,005	$438,145
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Floating Rate Notes(b)	0.94%	05/10/2017	250	248,981
				687,126

Investment Banking & Brokerage–0.37%
Goldman Sachs Group, Inc. (The), Sr. Unsec. Floating Rate Global Notes(b)	1.04%	03/22/2016	250	250,039

IT Consulting & Other Services–0.45%
International Business Machines Corp., Sr. Unsec. Floating Rate Global Notes(b)	1.07%	08/18/2017	300	300,650

Life & Health Insurance–0.93%
MetLife, Inc., Sr. Unsec. Notes	6.75%	06/01/2016	375	380,289
Pricoa Global Funding I, Sec. Notes(c)	1.15%	11/25/2016	250	250,091
				630,380

Managed Health Care–0.44%
UnitedHealth Group Inc., Sr. Unsec. Floating Rate Global Notes(b)	1.07%	01/17/2017	300	300,245

Motorcycle Manufacturers–0.45%
Harley-Davidson Financial Services, Inc., Sr. Unsec. Gtd. Notes(c)	2.25%	01/15/2019	300	302,238

Packaged Foods & Meats–0.30%
Tyson Foods, Inc., Sr. Unsec. Gtd. Notes	6.60%	04/01/2016	200	200,853

Pharmaceuticals–0.37%
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes	1.85%	03/01/2017	250	250,726

Regional Banks–1.45%
BB&T Corp., Sr. Unsec. Medium-Term Notes	3.95%	04/29/2016	250	251,223
Macquarie Bank Ltd. (Australia),
Sr. Unsec. Floating Rate Notes(b)(c)	1.25%	10/27/2017	250	247,997
Sr. Unsec. Notes(c)	2.35%	01/15/2019	300	300,986
SunTrust Banks, Inc., Sr. Unsec. Notes	3.60%	04/15/2016	175	175,160
				975,366

Specialized Finance–0.34%
International Lease Finance Corp., Sr. Sec. Gtd. Notes(c)	6.75%	09/01/2016	225	229,922

Technology Hardware, Storage & Peripherals–0.52%
Apple Inc., Sr. Unsec. Global Notes	1.30%	02/23/2018	350	351,502
Total Bonds and Notes (Cost $11,696,856)				11,696,055

Asset-Backed Securities–8.39%
Asset-Backed Securities — Loans–0.67%
Ally Master Owner Trust, Series 2014-5, Class A2, Pass Through Ctfs.	1.60%	10/15/2019	450	450,472

Asset-Backed Securities — Student Loan–0.57%
SLM Student Loan Trust,
Series 2004-7, Class A5, Floating Rate Pass Through Ctfs.(b)	0.79%	01/27/2020	91	89,932
Series 2007-1, Class A4, Floating Rate Pass Through Ctfs.(b)	0.68%	01/25/2022	63	62,423
Series 2013-14, Class A5, Floating Rate Pass Through Ctfs.(b)	0.85%	01/25/2023	238	233,351
				385,706

Asset-Backed Securities — Time Share–0.42%
Sierra Timeshare Receivables Funding LLC,
Series 2013-3A, Class A, Pass Through Ctfs.(c)	2.20%	10/20/2030	160	159,283
Series 2012-3A, Class A, Pass Through Ctfs.(c)	1.87%	08/20/2029	122	121,895
				281,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases–3.67%
Americredit Automobile Receivables Trust, Series 2012-4, Class B, Pass Through Ctfs.	1.31%	11/08/2017	$42	$41,697
BMW Vehicle Lease Trust, Series 2014-1, Class A4, Pass Through Ctfs.	0.99%	08/21/2017	230	229,852
Capital Auto Receivables Asset Trust, Series 2014-2, Class A2, Pass Through Ctfs.	0.91%	04/20/2017	46	46,295
CarMax Auto Owner Trust, Series 2014-4, Class A3, Pass Through Ctfs.	1.25%	11/15/2019	325	324,887
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, Pass Through Ctfs.(c)	1.05%	03/20/2020	169	168,623
Ford Credit Auto Owner Trust, Series 2016-A, Class A3, Pass Through Ctfs.	1.39%	07/15/2020	450	450,811
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, Pass Through Ctfs.	1.92%	01/15/2019	125	125,550
Huntington Auto Trust, Series 2012-2, Class A4, Pass Through Ctfs.	0.68%	01/16/2018	80	79,454
NextGear Floorplan Master Owner Trust,
Series 2015-1A, Class A, Pass Through Ctfs.(c)	1.80%	07/15/2019	250	249,901
Series 2015-2, Class 2A, Pass Through Ctfs.(c)	2.38%	10/15/2020	250	249,837
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A2A, Pass Through Ctfs.	1.06%	02/15/2019	300	299,917
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1, Floating Rate Pass Through Ctfs.(b)	0.83%	01/15/2020	210	209,729
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, Pass Through Ctfs.	3.20%	02/15/2018	2	2,038
				2,478,591

Credit Cards–2.75%
Cabela’s Master Credit Card Trust,
Series 2011-2A, Class A1, Pass Through Ctfs.(c)	2.39%	06/17/2019	250	250,987
Series 2011-4A, Class A2, Floating Rate Pass Through Ctfs.(b)(c)	0.98%	10/15/2019	400	400,084
Chase Insurance Trust, Series 2013-A, Class A1, Pass Through Ctfs.	1.30%	02/18/2020	300	300,386
Discover Card Execution Note Trust, Series 2013-A5, Class A, Pass Through Ctfs.	1.04%	04/15/2019	200	200,237
First National Master Note Trust, Series 2015-1, Class A, Floating Rate Pass Through Ctfs.(b)	1.20%	09/15/2020	250	250,241
Golden Credit Card Trust (Canada), Series 2013-2A, Class A, Floating Rate Pass Through Ctfs.(b)(c)	0.86%	09/15/2018	100	100,015
World Financial Network Credit Card Master Trust, Series 2012-B, Class A, Pass Through Ctfs.	1.76%	05/17/2021	350	351,385
				1,853,335

Equipment Leasing–0.31%
Kubota Credit Owner Trust, Series 2014-1A, Class A2, Pass Through Ctfs.(c)	0.58%	02/15/2017	22	21,579
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, Pass Through Ctfs.(c)	0.96%	09/18/2017	188	187,349
				208,928
Total Asset-Backed Securities (Cost $5,662,621)				5,658,210

Commercial Paper–8.15%(d)
Asset-Backed Securities — Consumer Receivables–0.44%
Sheffield Receivables Co. LLC(c)	0.00%	08/17/2016	300	298,835

Asset-Backed Securities — Fully Supported Bank–0.37%
Collateralized Commercial Paper Co. LLC	0.00%	04/04/2016	250	249,891

Automobile Manufacturers–0.37%
Hyundai Capital America(c)	0.00%	07/28/2016	250	249,245

Consumer Finance–0.37%
Ford Motor Credit Co. LLC(c)	0.00%	04/08/2016	250	249,810

Diversified Banks–0.94%
Credit Agricole Corporate and Investment Bank New York	0.00%	04/01/2016	386	385,863
JP Morgan Securities LLC(c)	0.00%	06/27/2016	250	249,544
				635,407

Electric Utilities–0.47%
Hawaiian Electric Industries Inc.	0.00%	03/04/2016	315	314,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels, Resorts & Cruise Lines–0.47%
Wyndham Worldwide Corp.(c)	0.00%	03/02/2016	$315	$314,989

Integrated Oil & Gas–0.48%
ENI Finance USA Inc.(c)	0.00%	06/02/2016	325	324,484

Life Sciences Tools & Services–0.44%
Thermo Fisher Scientific Inc.(c)	0.00%	03/21/2016	300	299,884

Movies & Entertainment–0.42%
Viacom Inc.(c)	0.00%	03/07/2016	280	279,976

Oil & Gas Drilling–0.45%
Nabors Industries Inc.(c)	0.00%	03/01/2016	305	304,995

Oil & Gas Storage & Transportation–0.93%
Sunoco Logistics Partners Operations LP(c)	0.00%	03/04/2016	300	299,980
Sunoco Logistics Partners Operations LP(c)	0.00%	03/11/2016	325	324,937
				624,917

Property & Casualty Insurance–0.53%
Suncorp-Metway Ltd.(c)	0.00%	07/11/2016	355	354,233

Publishing–0.59%
Thomson Reuters Corp.(c)	0.00%	04/05/2016	400	399,812

Soft Drinks–0.44%
Coca-Cola Co. (The)(c)	0.00%	01/05/2017	300	298,665

Wireless Telecommunication Services–0.44%
Vodafone Group PLC (United Kingdom)(c)	0.00%	03/28/2016	300	299,883
Total Commercial Paper (Cost $5,496,511)				5,500,005

Certificates of Deposit–0.52%
Diversified Banks–0.52%
Credit Suisse New York NY (Switzerland)(b) (Cost $349,999)	0.95%	09/21/2016	350	349,770
TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.40% (Cost $23,205,987)				23,204,040

			Repurchase Amount
Repurchase Agreements–3.34%(e)
Citigroup Global Markets Inc., open agreement dated 12/03/2015, (collateralized by a foreign corporate obligation valued at $1,020,001; 6.88%, 01/29/2026)(f)	0.88%	—	—	1,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by a domestic non-agency mortgage-backed security valued at $553,705; 2.59%, 10/25/2035)(f)	0.98%	—	—	500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $750,678 (collateralized by a domestic non-agency mortgage-backed security valued at $825,000; 5.84%, 06/12/2050)	0.93%	04/04/2016	750,678	750,000
Total Repurchase Agreements (Cost $2,250,000)				2,250,000
TOTAL INVESTMENTS–37.74% (Cost $25,455,987)				25,454,040
OTHER ASSETS LESS LIABILITIES–62.26%				41,991,186
NET ASSETS–100.00%				$67,445,226

Investment Abbreviations:

Ctfs.	– Certificates
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Conservative Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $10,126,628, which represented 14.87% of the Fund’s Net Assets.
(d)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Principal amount equals value at period end. See Note 1H.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition

By security type, based on Net Assets

as of February 29, 2016

U.S. Dollar Denominated Bonds and Notes	17.3%
Asset-Backed Securities	8.4
Commercial Paper	8.2
Repurchase Agreements	3.3
Certificates of Deposit	0.5
Other Assets Less Liabilities	62.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Conservative Income Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value (Cost $23,205,987)	$23,204,040
Repurchase agreements, at value and cost	2,250,000
Total investments, at value (Cost $25,455,987)	25,454,040
Receivable for:
Fund shares sold	42,407,028
Interest	58,083
Other assets	12,659
Total assets	67,931,810

Liabilities:
Payable for:
Investments purchased	438,000
Fund shares reacquired	22
Dividends	16,278
Accrued fees to affiliates	781
Accrued trustees’ and officers’ fees and benefits	2,444
Accrued other operating expenses	29,059
Total liabilities	486,584
Net assets applicable to shares outstanding	$67,445,226

Net assets consist of:
Shares of beneficial interest	$67,446,293
Undistributed net investment income	118
Undistributed net realized gain	762
Net unrealized appreciation (depreciation)	(1,947)
$67,445,226

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Institutional Class	6,744,633
Institutional Class:
Net asset value and offering price per share	$10.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Conservative Income Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Interest	$110,535

Expenses:
Advisory fees	31,359
Administrative services fees	24,863
Custodian fees	6,199
Transfer agent fees	1,129
Trustees’ and officers’ fees and benefits	7,925
Registration and filing fees	11,614
Professional services fees	27,778
Other	8,397
Total expenses	119,264
Less: Fees waived and expenses reimbursed	(84,142)
Net expenses	35,122
Net investment income	75,413

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(197)
Change in net unrealized appreciation of investment securities	12,246
Net realized and unrealized gain	12,049
Net increase in net assets resulting from operations	$87,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Conservative Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$75,413	$105,583
Net realized gain (loss)	(197)	1,415
Change in net unrealized appreciation (depreciation)	12,246	(21,235)
Net increase in net assets resulting from operations	87,462	85,763
Distributions to shareholders from net investment income	(75,413)	(105,585)
Net increase in net assets resulting from share transactions	42,446,293	—
Net increase (decrease) in net assets	42,458,342	(19,822)

Net assets:
Beginning of period	24,986,884	25,006,706
End of period (includes undistributed net investment income of $118 and $118, respectively)	$67,445,226	$24,986,884

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of one portfolio authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of the portfolio or class.

The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.

The Fund currently consists of one class of shares, Institutional Class. Institutional Class shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of

11                         Invesco Conservative Income Fund

current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum

12                         Invesco Conservative Income Fund

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.25%
Over $1 billion	0.22%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class shares to 0.28% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $31,359 and reimbursed Fund expenses of $52,783.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Conservative Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

NOTE 5—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize the capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2015.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $10,489,557 and $9,874,140, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$24,121
Aggregate unrealized (depreciation) of investment securities	(26,068)
Net unrealized appreciation (depreciation) of investment securities	$(1,947)

Cost of investments is the same for tax and financial reporting purposes.

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NOTE 8—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	4,244,632	$42,446,287	—	$—

Issued as reinvestment of dividends:
Institutional Class	3	28	—	—

Reacquired:
Institutional Class	(2)	(22)	—	—
Net increase in share activity	4,244,633	$42,446,293	—	$—

(a)	100% of the outstanding shares of the Fund are owned by the Adviser.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Institutional Class
Six months ended 02/29/16	$9.99	$0.03	$0.01	$0.04	$(0.03)	$10.00	0.40%	$67,445	0.28	%(d)	0.95	%(d)	0.60	%(d)	64%
Year ended 08/31/15	10.00	0.04	(0.01)	0.03	(0.04)	9.99	0.32	24,987	0.28		1.02		0.42		64
Year ended 08/31/14(e)	10.00	0.00	0.00	0.00	(0.00)	10.00	0.04	25,007	0.26	(f)	1.93	(f)	0.22	(f)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $25,225.
(e)	Commencement date of July 1, 2014.
(f)	Annualized.

15                         Invesco Conservative Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
Institutional	$1,000.00	$1,002.70	$1.39	$1,023.47	$1.41	0.28%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16                         Invesco Conservative Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-22957 and 333-195218                        CINC-SAR-1        Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of the Registrant (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Semi-Annual Report on Form N-CSR, it is in discussions with the Staff of the Securities and Exchange Commission, or the SEC, regarding a difference in the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm is not independent if it receives a loan from an audit client or it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Pursuant to the SEC’s interpretation of the Loan Rule, some of PwC’s relationships with lenders who also own shares of one or more funds within the Invesco investment company complex may run afoul of the Loan Rule, calling into question PwC’s independence with respect to the Funds. However, PwC’s interpretation of the Loan Rule, in light of the facts of these lending relationships, leads it to conclude that there is no violation of the Loan Rule.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not impact PwC’s application of objective judgment with respect to conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships, PwC’s interpretation of the Rule 2-01(c)(1)(ii)(A) and PwC’s representation that its independence was not impaired in conducting its audit of the Funds’ financial statements.

PwC advised the Audit Committee that it believes it is independent and it continues to have discussions with the SEC’s Staff to resolve this interpretive matter. PwC further advised the Audit Committee that this matter did not compromise or impair its objectivity in connection with its audits of the Funds’ financial statements. These discussions with the Staff remain ongoing and, while PwC represented to the Audit Committee that it feels confident that PwC’s interpretation of the Loan Rule is correct, neither PwC nor the Audit Committee can be certain of the final outcome.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain periods, the Funds’ filings with the SEC which contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds may be required to have independent audits conducted on the Funds’ previously audited financial statements by another independent registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing potentially could have a material adverse effect on the Funds.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 12, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 12, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 12, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.